Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue	R$ 3,304,329	R$ 2,875,913	R$ 2,329,057
Gross profit	2,088,726	1,766,100	1,469,505
Operating income	1,012,113	767,061	664,100
Finance income	111,283	110,642	102,042
Income before income taxes	676,391	429,582	428,433
Income taxes expenses	27,471	24,166	35,677
Net income	648,920	405,416	392,756
Operating segments [member]
IfrsStatementLineItems [Line Items]
External customer	3,304,329	2,875,913	2,329,057
Inter-segment
Net revenue	3,304,329	2,875,913	2,329,057
Cost of services	(1,215,603)	(1,109,813)	(859,552)
Gross profit	2,088,726	1,766,100	1,469,505
Selling, general and administrative expenses	(1,069,321)	(1,014,684)	(798,153)
Other expenses, net	(7,292)	15,645	(7,252)
Operating income	1,012,113	767,061	664,100
Finance income	111,283	110,642	102,042
Finance expenses	(458,742)	(457,616)	(349,893)
Share of income of associate	11,737	9,495	12,184
Income before income taxes	676,391	429,582	428,433
Income taxes expenses	(27,471)	(24,166)	(35,677)
Net income	648,920	405,416	392,756
Operating segments [member] | Undergrad [member]
IfrsStatementLineItems [Line Items]
External customer	2,895,692	2,511,018	2,037,889
Inter-segment
Net revenue	2,895,692	2,511,018	2,037,889
Cost of services	(1,086,081)	(997,973)	(763,185)
Gross profit	1,809,611	1,513,045	1,274,704
Operating segments [member] | Continuing Education [member]
IfrsStatementLineItems [Line Items]
External customer	251,636	227,181	178,186
Inter-segment	3,802	8,649	5,158
Net revenue	255,438	235,830	183,344
Cost of services	(96,180)	(91,915)	(77,422)
Gross profit	159,258	143,915	105,922
Operating segments [member] | Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
External customer	157,001	137,714	112,982
Inter-segment	4,786	2,568	2,464
Net revenue	161,787	140,282	115,446
Cost of services	(41,930)	(31,142)	(26,567)
Gross profit	119,857	109,140	88,879
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
External customer	3,304,329	2,875,913	2,329,057
Inter-segment	8,588	11,217	7,622
Net revenue	3,312,917	2,887,130	2,336,679
Cost of services	(1,224,191)	(1,121,030)	(867,174)
Gross profit	2,088,726	1,766,100	1,469,505
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
External customer
Inter-segment	(8,588)	(11,217)	(7,622)
Net revenue	(8,588)	(11,217)	(7,622)
Cost of services	8,588	11,217	7,622
Gross profit